Cash and Cash Equivalents (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents
Cash and cash equivalents	$ 79,431,000	$ 31,941,000	$ 38,946,000	$ 46,863,000
US dollar
Cash and Cash Equivalents
Cash and cash equivalents	65,509,000	7,352,000
RMB
Cash and Cash Equivalents
Cash and cash equivalents	9,505,000	19,271,000
UK pound
Cash and Cash Equivalents
Cash and cash equivalents	408,000	318,000
HKD dollar
Cash and Cash Equivalents
Cash and cash equivalents	4,009,000	4,987,000
Euro
Cash and Cash Equivalents
Cash and cash equivalents		13,000
Cash at bank and in hand
Cash and Cash Equivalents
Cash and cash equivalents	31,218,000	$ 31,941,000
Short-term bank deposits
Cash and Cash Equivalents
Cash and cash equivalents	$ 48,213,000
Short-term bank deposits | Minimum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	7 days
Short-term bank deposits | Maximum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	90 days
Short-term bank deposits | Weighted average
Cash and Cash Equivalents
Effective interest rate (as a percent)	0.58%